FINANCE RECEIVABLES (10K) - Information regarding finance receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Receivables [Abstract]
Total finance receivables	$ 9,605	$ 7,306	$ 4,639
Less current portion	2,057	3,588	941
Non-current portion of finance receivables	$ 7,548	$ 3,718	$ 3,698